Leases (Details) - Schedule of Finance Leases - USD ($)	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Finance Leases [Line Items]
Total leased equipment (property and equipment)			$ 1,144,486	$ 1,144,486
Less: accumulated depreciation			(435,834)	(200,010)
Total leased equipment, net			708,652	944,476
Finance lease liabilities, current portion		$ 177,030	178,906	185,718
Finance lease liabilities, long-term		$ 515,490	605,242	784,148
Total finance lease liabilities	$ 692,520		$ 784,148	$ 969,866
Weighted-average remaining lease term (months)		43 months	49 years	60 years
Weighted average discount rate		5.14%	5.15%	5.15%
Machinery and equipment [Member]
Schedule of Finance Leases [Line Items]
Total leased equipment (property and equipment)			$ 1,126,004	$ 1,126,004
Office furniture and equipment [Member]
Schedule of Finance Leases [Line Items]
Total leased equipment (property and equipment)			$ 18,482	$ 18,482